Schedule of Investments (unaudited) October 31, 2019	iShares® Core Moderate Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 20.3%
iShares Core S&P 500 ETF(a)	708,162	$215,968,165
iShares Core S&P Mid-Cap ETF(a)(b)	84,574	16,518,148
iShares Core S&P Small-Cap ETF(a)	90,570	7,193,069

		239,679,382

Domestic Fixed Income — 50.8%
iShares Core Total USD Bond Market ETF(a)(b)	11,463,380	600,795,746

International Equity — 19.8%
iShares Core MSCI Emerging Markets ETF(a)	997,556	51,044,940
iShares Core MSCI International Developed Markets ETF(a)	3,230,965	183,357,264

		234,402,204

International Fixed Income — 9.0%
iShares Core International Aggregate Bond ETF(a)	1,913,097	105,966,443

Total Investment Companies — 99.9% (Cost: $1,120,783,595)		1,180,843,775

Short-Term Investments

Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(a)(c)(d)	40,213,846	40,233,953

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(a)(c)	1,257,000	$1,257,000

		41,490,953

Total Short-Term Investments — 3.5% (Cost: $41,490,953)		41,490,953

Total Investments in Securities — 103.4% (Cost: $1,162,274,548)		1,222,334,728

Other Assets, Less Liabilities — (3.4)%		(40,431,973)

Net Assets — 100.0%		$1,181,902,755

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold		Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	6,632,134	33,581,712	(a)	—		40,213,846	$40,233,953	$16,484	(b)	$(4,506)	$(1,221)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,300,000	—		(43,000	)(a)	1,257,000	1,257,000	14,787		—	—
iShares Core International Aggregate Bond ETF	1,852,126	136,248		(75,277)		1,913,097	105,966,443	615,725		101,297	339,586
iShares Core MSCI Emerging Markets ETF	865,109	144,567		(12,120)		997,556	51,044,940	—		25,513	874,087
iShares Core MSCI International Developed Markets ETF	2,840,257	430,500		(39,792)		3,230,965	183,357,264	—		62,950	8,599,522
iShares Core S&P 500 ETF	714,738	52,584		(59,160)		708,162	215,968,165	1,069,024		4,011,105	282,962
iShares Core S&P Mid-Cap ETF	75,870	9,768		(1,064)		84,574	16,518,148	65,686		50,795	(114,993)
iShares Core S&P Small-Cap ETF	82,019	9,703		(1,152)		90,570	7,193,069	23,615		11,775	9,797
iShares Core Total USD Bond Market ETF	11,068,790	814,170		(419,580)		11,463,380	600,795,746	4,428,028		532,192	7,556,996

							$1,222,334,728	$6,233,349		$4,791,121	$17,546,736

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core Moderate Allocation ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$1,180,843,775	$—	$—	$1,180,843,775
Money Market Funds	41,490,953	—	—	41,490,953

	$1,222,334,728	$—	$—	$1,222,334,728

2